Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Apr. 25, 2023 CNY (¥)
Subsequent Event [Member]
Loss Contingencies [Line Items]
Loss contingency accrual | ¥		¥ 3,375
Pending litigation [Member] | Company and chairman and chief executive officer of the company [Member]
Loss Contingencies [Line Items]
Damages sought value	$ 10,000
Pending litigation [Member] | Company and chairman and chief executive officer of the company [Member] | Compensatory damages [Member]
Loss Contingencies [Line Items]
Damages sought value	3,500
Pending litigation [Member] | Company chairman chief executive officer and variable interest entity [Member] | Compensatory damages [Member]
Loss Contingencies [Line Items]
Damages sought value	3,500
Pending litigation [Member] | Chief executive officer [Member]
Loss Contingencies [Line Items]
Damages sought value	5,000
Pending litigation [Member] | Chief executive officer [Member] | Compensatory damages [Member]
Loss Contingencies [Line Items]
Damages sought value	$ 3,500